RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS	RELATED PARTY BALANCES AND TRANSACTIONS In 2021, the Company acquired an additional 20% in the 2020 Subsidiary for a total consideration of approximately $14,000. The amount paid to the 2020 Subsidiary's CEO in connection with this purchase was $4,850. As of December 31, 2022 and 2021, the 2020 Subsidiary's CEO holds 12.04% of the 2020 Subsidiary, which reflects $5,373 and $5,186 of the non-controlling amount on the balance sheet as of December 31, 2022 and 2021, respectively.